Commitments and Contingencies (Tables)	6 Months Ended
Feb. 28, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Leases

As of February 28, 2018, the future minimum lease payments under non-cancelable operating leases were:

Year ended February 28, 2019	$40,428
Year ended February 28, 2020	33,343
Year ended February 28, 2021	13,664
Total	$87,435